Financial assets and liabilities - Summary of reconciliation of liabilities arising from financing activities (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Amounts at beginning of year		$ 549,332	$ 610,973
Borrowings interest		21,879	28,886	$ 50,660
Payment of borrowing cost		(1,779)	(1,670)	(3,326)
Payment of interest		(22,993)	(34,430)	(54,636)
Amortized cost		1,810	2,365
Remeasurement in borrowings		72,044	52,817	19,163
Changes in foreign exchange rate		(111,727)	(45,821)
Other financial expense		819	2,515
Amounts at end of year		616,055	549,332	$ 610,973
Term loan [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings	[1]	358,954	228,614
Borrowings principal [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Payment of interest		(22,993)	(34,430)
Payment of principal	[1]	$ (252,284)	$ (294,917)

[1]	As of December 31, 2023, borrowings received, and principal payments include 40,785 related to the ON swapping mentioned in Note 18.1. These transactions did not generate cash flows. As of December 31. 2022, borrowings received, and principal payments include 99,826 related to the ON swapping mentioned in Note 18.1. These transactions did not generate cash flows.